SIGNIFICANT ACCOUNTING POLICIES - Estimated Useful Lives (Details)	Dec. 31, 2024
Computers and electronic equipment | Minimum
Property, Plant and Equipment
Estimated useful life	3 years
Computers and electronic equipment | Maximum
Property, Plant and Equipment
Estimated useful life	7 years
Office furniture and equipment | Minimum
Property, Plant and Equipment
Estimated useful life	7 years
Office furniture and equipment | Maximum
Property, Plant and Equipment
Estimated useful life	15 years
Molds and others
Property, Plant and Equipment
Estimated useful life	7 years